Main Events (Details) R$ in Thousands															1 Months Ended		12 Months Ended
	Jun. 30, 2025 BRL (R$) ha	May 23, 2025 BRL (R$) ha	Sep. 30, 2024 BRL (R$) ha	Sep. 26, 2024 BRL (R$) ha	Aug. 06, 2024 BRL (R$) ha	Jul. 01, 2024 BRL (R$)	Mar. 20, 2024 BRL (R$)	Mar. 14, 2024 BRL (R$) ha	Mar. 12, 2024 BRL (R$)	Jun. 29, 2023 BRL (R$) ha	Mar. 29, 2023 BRL (R$) a	Mar. 28, 2023 BRL (R$) a	Nov. 08, 2022 BRL (R$) a	Oct. 06, 2022 BRL (R$) a	Jun. 30, 2025 BRL (R$) Arrobas	Jul. 21, 2022 a	Jun. 30, 2025 BRL (R$) a Arrobas	Jun. 30, 2024 BRL (R$)	Jun. 30, 2023 BRL (R$)	Oct. 06, 2022 USD ($)
Main Events [Line Items]
Sale of hectares (in Hectares) | ha								8,757		3,202
Number of soybean bags					13			3,031,783		952,815	63,875	3,000,000
Equivalent amount								R$ 415,071		R$ 121,558	R$ 8,508	R$ 409,328		R$ 7,786
Weight of beef (in Arrobas) | Arrobas																	52,773
Installment amount paid							R$ 53,533
Hectares of area					4,767						332	5,185		863.3		6,070	5,517
Arable area (in Acres) | a											215	3,796					4,011
Property value (in Dollars) | $																				$ 1,497,000
Contract maturity period					16 years
Term of the agreement year																12 years
Total purchase price																	R$ 6,157
Cash payable	R$ 1,976														R$ 1,976		1,976
Cost amount																	19,750
Adjustment of tangible assets	1,564														1,564		1,564
Fair value of fixed assets	R$ 21,314														R$ 21,314		21,314
Adjustment of net of deferred tax																	532
Revenue																	R$ 877,443	R$ 771,126	R$ 903,372
Additional pro forma net revenue						R$ 23,408
Additional pro forma loss						R$ 26,898
Rio do Meio II Farm [Member]
Main Events [Line Items]
Sale of hectares (in Hectares) | ha		660	190
Number of soybean bags		75,454	54,053										414,097
Equivalent amount		R$ 10,064	R$ 7,128										R$ 62,428
Hectares of area | a													1,964
Arable area (in Acres) | a													1,422
Alto Taquari IV [Member]
Main Events [Line Items]
Sale of hectares (in Hectares) | ha				1,157
Number of soybean bags				1,272,274
Equivalent amount				R$ 189,401
Preferência Farm [Member]
Main Events [Line Items]
Sale of hectares (in Hectares) | ha	17,799
Weight of beef (in Arrobas) | Arrobas															452,342		316,640
Down payment															R$ 2,000
Payment of installment															40,000
Cajueiro Real Estate Subsidiary [Member]
Main Events [Line Items]
Sale of hectares (in Hectares) | ha	12,413
Equivalent amount															R$ 140,000
Weight of beef (in Arrobas) | Arrobas															135,703
Chaparral Farm [Member]
Main Events [Line Items]
Sale of hectares (in Hectares) | ha								12,297
Number of soybean bags							421,964
Jatobá VII Farm [Member]
Main Events [Line Items]
Sale of hectares (in Hectares) | ha										4,408
Marangatu I Farm [Member]
Main Events [Line Items]
Hectares of area | a														498
Property value (in Dollars) | $																				$ 3,000
Alto da Serra Farm [Member]
Main Events [Line Items]
Sale of gain amount									R$ 8,160
Contract maturity period									12 years
São Domingos Farm [Member]
Main Events [Line Items]
Hectares of area | a																3,035
Novo Horizonte Agricultural Company [Member]
Main Events [Line Items]
Cash	R$ 4,852														R$ 4,852		R$ 4,852
Cash payable	R$ 1,305														R$ 1,305		R$ 1,305
Revenue					R$ 13,225
Contribution to loss					R$ 8,252